Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2021
Bonds Payable
Schedule of contractual maturities of bond payables

Years ending December 31:	Principal	Interest	Total
2022	$—	$1,439	$1,439
2023	—	1,439	1,439
2024	—	1,439	1,439
2025	—	1,439	1,439
2026	35,978	1,439	37,417
	$35,978	$7,195	$43,173